Management Of Financial Risks And Financial Instruments - Additional Information (Detail) £ in Thousands, R$ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2018 BRL (R$)	Mar. 31, 2020 BRL (R$)	Mar. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Management of Financial Risks and Financial Instruments [Line Items]
Repayment of debt | R$	R$ 778,481	R$ 26,058	R$ 32,276	R$ 123,332	R$ 689,634
Xp Holding International Member
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk						$ 43,323		$ 37,671
Sensitivity Analysis Of Foreign Currency Risk [member]
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk						$ 744
XP Holding UK Ltd [member]
Management of Financial Risks and Financial Instruments [Line Items]
Foreign currency risk							£ 3,059	$ 313	£ 4,337